DEFERRED TAX ASSETS/(LIABILITIES) - TAX LOSS CARRY-FORWARDS (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	[1]	¥ 82,918	¥ 77,328
Less than 1 year [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised			15,405
Between 1 and 2 years [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised		13,499	14,307
2019 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised		6,371	6,516
2020 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised		18,478	18,478
2021 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised		22,325	¥ 22,622
2022 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised		¥ 22,245

[1]	Note a: The tax loss carry-forwards in which no deferred income tax assets were recognised will expire in the following years: As at 31 December 2016 As at 31 December 2017 RMB’000 RMB’000 2017 15,405 - 2018 14,307 13,499 2019 6,516 6,371 2020 18,478 18,478 2021 22,622 22,325 2022 - 22,245 77,328 82,918